Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	000-49729
Entity Registrant Name	Adamant DRI Processing and Minerals Group
Entity Central Index Key	0001171008
Entity Tax Identification Number	61-1745150
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4 S 9th Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Columbia
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65201
City Area Code	573
Local Phone Number	818-4750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false